UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW November 15th 2007

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1Form 13F
Information Table Entry Total: 53 Form 13F
Information Table Value Total: 632,745 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE SHARES / PRN AMT SHARES/ PUT / CALL
INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

ALCAN DDL            COM	013716105	 496 	 5,000 		SH		SOLE	01	 5,000
ALEXANDRIA REAL EST  COM	015271109	 53,606 556,892 	SH		SOLE	01	 556,892
ALTRIA GROUP INC     COM	02209S103	 2,434 	 35,000 	SH		SOLE	01	 35,000
AMERICA MOVIL SABSPON ADR A SHS	02364W105	 467 	 7,300 		SH		SOLE	01	 7,300
AMERICAN INT GROUP   COM	026874107	 3,349 	 49,500 	SH		SOLE	01	 49,500
AMGEN                COM	031162100	 1,844 	 32,600 	SH		SOLE	01	 32,600
APACHE CORP          COM	037411105	 2,220 	 24,650 	SH		SOLE	01	 24,650
BALLARD POWER SYSTEM COM	05858H104	 392 	 80,000 	SH		SOLE	01	 80,000
BROOKFIELD PRPTY CRP COM	112900105	 30,977 1,254,112 	SH		SOLE	01	 1,254,112
CAMECO CORP          COM	13321L108	 1,904 	 41,500 	SH		SOLE	01	 41,500
CATERPILLAR INC      COM	149123101	 2,196 	 28,000 	SH		SOLE	01	 28,000
CIA VALE DO RIO DOCE SPONSORED ADR 204412209 2,090 	 61,600 	SH 		SOLE	0161,600
COCA COLA COMPANY    COM	191216100	 1,437 	 25,000 	SH		SOLE	01	 25,000
CORPORATE OFFICE PRO SH BEN INT	22002T108	 11,738 281,950 	SH		SOLE	01	 281,950
CVS CORP             COM	126650100	 2,283 	 57,600 	SH		SOLE	01	 57,600
DIGITAL REALTY TRUST COM	253868103	 76,377 1,938,983 	SH		SOLE	01	 1,938,983
DOUGLAS EMMETT INC   COM	25960P109	 38,984 1,576,401 	SH		SOLE	01	 1,576,401
EBAY INC             COM	278642103	 1,834 	 47,000 	SH		SOLE	01	 47,000
EMBRAER EM BRAS AERO	SPON ADR A SHS	29081M102	2,886	65,700	SH		SOLE	01	65,700
ENCANA CORP          COM	292505104	 1,808 	 29,400 	SH		SOLE	01	 29,400
GENERAL ELECTRIC CO  COM	369604103	 4,819 	 116,400 	SH		SOLE	01	 116,400
JOHNSON AND JOHNSON  CL A	478160104	 1,380 	 21,000 	SH		SOLE	01	 21,000
JOY GLOBAL INC       COM	481165108	 2,645 	 52,000 	SH		SOLE	01	 52,000
KBR INC              COM	48242W106	 3,179 	 82,000 	SH		SOLE	01	 82,000
KILROY REALTY CORP   COM	49427F108	 15,499 255,635 	SH		SOLE	01	 255,635
KIMCO REALTY CORP    COM	49446R109	 37,858 837,376 	SH		SOLE	01	 837,376
LAM RESEARCH CORP    COM	512807108	 2,556 	 48,000 	SH		SOLE	01	 48,000
LAMAR ADVERTISING CO COM	512815101	 2,478 	 50,600 	SH		SOLE	01	 50,600
LAZARD LTD           COM	G54050102	 424 	 10,000 	SH		SOLE	01	 10,000
MARATHON OIL CORP    COM	565849106	 2,224 	 39,000 	SH		SOLE	01	 39,000
MERCADOLIBRE INC     COM	58733R102	 363 	 10,000 	SH		SOLE	01	 10,000
NET SERVICOS ADR  SPONSORED ADR	64109T201	 2,902 	 175,000 	SH		SOLE	01	175,000
NEXEN INC            COM	65334H102	 2,328 	 76,600 	SH		SOLE	01	 76,600
NII HOLDINGS INC B   COM	62913F201	 2,300 	 28,000 	SH		SOLE	01	 28,000
OAO GAZPROM NPV  SPONSORED ADR	368287207	 441 	 10,000 	SH		SOLE	01	 10,000
ORACLE CORPORATION   COM	68389X105	 1,918 	 88,600 	SH		SOLE	01	 88,600
PETROLEO BRASIL-  SPONSORED ADR	71654V408	 2,741 	 36,300 	SH		SOLE	01	 36,300
PROCTER & GAMBLE     COM	742718109	 1,688 	 24,000 	SH		SOLE	01	 24,000
PROLOGIS             COM	743410102	 37,129 559,589 	SH		SOLE	01	 559,589
QUALCOMM INC         COM	747525103	 2,282 	 54,000 	SH		SOLE	01	 54,000
REGENCY CENTERS CORP COM	758849103	 23,162 301,790 	SH		SOLE	01	 301,790
SCHLUMBERGER LTD     COM	806857108	 2,909 	 27,700 	SH		SOLE	01	 27,700
SIMON PROPERTY GROUP COM	828806109	 84,298 842,975 	SH		SOLE	01	 842,975
SL GREEN REALTY CORP COM	78440X101	 109,346 936,418 	SH		SOLE	01	 936,418
SPIRIT AEROSYS HLDG  COM CL A	848574109	 2,882 	 74,000 	SH		SOLE	01	 74,000
SUNCOR ENERGY INC    COM	867229106	 1,540 	 16,300 	SH		SOLE	01	 16,300
SYMANTEC CORP        COM	871503108	 1,291 	 66,600 	SH		SOLE	01	 66,600
TANGER FACTORY OUT   COM	875465106	 31,335 771,978 	SH		SOLE	01	 771,978
TRANSOCEAN INC       COM	G90078109	 1,696 	 15,000 	SH		SOLE	01	 15,000
VORNADO REALTY TRUST COM	929042109	 1,782 	 16,300 	SH		SOLE	01	 16,300
WAL-MART DE MEXICOSPONSORED ADR	93114W107	 2,196 	 60,000 	SH		SOLE	01	 60,000
WESTERN UNION COMP   COM	959802109	 1,594 	 76,000 	SH		SOLE	01	 76,000
ZIMMER HOLDINGS INC  COM	98956P102	 2,243 	 27,700 	SH		SOLE	01	 27,700